Revenue (Tables)	6 Months Ended
Jun. 30, 2025
Revenue [abstract]
Schedule of disaggregation of revenue	The following table reconciles the Group's revenue for the periods presented:

	Six Months Ended	Six Months Ended	Year Ended
	June 30, 2025	June 30, 2024	December 31, 2024
Natural gas	$435,082	$209,008	$464,600
NGLs	100,745	70,935	150,513
Oil	202,001	56,185	117,146
Total commodity revenue	737,828	336,128	732,259
Midstream	22,200	17,416	32,535
Other(a)	18,037	15,130	30,047
Total revenue	$778,065	$368,674	$794,841
(a)Includes $6,243, $7,776 and $16,305 in third-party plugging revenue and $11,794, $7,354 and $13,742 in other miscellaneous revenue streams for the six months ended June 30, 2025 and 2024, and the year ended December 31, 2024, respectively.